Investment instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Detail of Investment Instruments Measured at FVOCI

As of December 31, 2019 and 2018, the detail of financial instruments measured at FVOCI and at amortized cost is as follows:

	As of December 31, 2019			As of December 31, 2018
	At FVOCI	At amortized cost	Totals	At FVOCI	At amortized cost	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt instruments	3,588,214	115,658	3,703,872	2,644,797	198,923	2,843,720
Equity instruments	10,676	—	10,676	12,357	—	12,357
Totals	3,598,890	115,658	3,714,548	2,657,154	198,923	2,856,077

Detail of Financial Instruments Measured at FVOCI

As of December 31, 2019 and 2018, the detail of financial instruments measured at FVOCI and at amortized cost is as follows:

	As of December 31, 2019			As of December 31, 2018
	At FVOCI	At amortized cost	Totals	At FVOCI	At amortized cost	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	477,900	—	477,900	411,431	—	411,431
Chilean Treasury bonds	1,609,397	—	1,609,397	913,041	—	913,041
Other goverment securities	86,981	—	86,981	27,612	—	27,612
Other local institutions financial instruments						—
Time deposits in local banks	412,962	—	412,962	185,501	—	185,501
Mortgage finance bonds	41	—	41	50	—	50
Chilean financial institutions bonds	118,583	—	118,583	—	—	—
Other local financial investments	—	—	—	—	—	—
Foreign institutions financial instruments						—
Foreign Governments and Central Banks financial instruments	165,927	—	165,927	769,693	198,923	968,616
Other foreign financial instruments	716,423	115,658	832,081	332,560	—	332,560
Investments not quoted in active markets						—
Corporate bonds	—	—	—	4,909	—	4,909
Totals	3,588,214	115,658	3,703,872	2,644,797	198,923	2,843,720

Summary of Portfolio of Debt Securities Classified as Investment Instruments at Fair Value through Other Comprehensive Income Includes Impairment

As of December 31, 2019 and 2018 the portfolios of debt securities classified as investment instruments at fair value through other comprehensive income includes impairment movements as summarized below:

Financial instruments at FVOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Balances as of January 1, 2019	134	—	—	134
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	2,195	—	—	2,195
Financial assets that have been derecognized	(19)	—	—	(19)
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Balances as of December 31, 2019	2,310	—	—	2,310

Financial instruments at FVOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Balances as of January 1, 2018	520	—	—	520
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	25	—	—	25
Financial assets that have been derecognized	(411)	—	—	(411)
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Balances as of December 31, 2018	134	—	—	134

Summary of Portfolio of Investment Instruments at Amortized Cost Includes Impairment

As of December 31, 2019 and 2018 the portfolios of investment instruments at amortized cost includes impairment movements as summarized below:

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Balances as of January 1, 2019	(13)	—	—	(13)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	24	—	—	24
Financial assets that have been derecognized	13	—	—	13
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Balances as of December 31, 2019	24	—	—	24

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Balances as of January 1, 2018	37	—	—	37
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	(50)	—	—	(50)
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	—	—	—	—
Financial assets that have been derecognized	—	—	—	—
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Balances as of December 31, 2018	(13)	—	—	(13)

Schedule of Unrealized Gains and Losses on the FVTOCI Portfolio

Unrealized gains and losses of the FVTOCI portfolio as of December 31, 2019 and 2018 are detailed as follows:

	As of December 31, 2019				As of December 31, 2018
	Acquisition	Unrealized		Fair	Acquisition	Unrealized		Fair
	cost	Gain	Losses	value	cost	Gain	Losses	value

Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	477,127	2,023	(1,250)	477,900	411,223	533	(325)	411,431
Chilean Treasury bonds	1,593,550	19,865	(4,018)	1,609,397	911,596	2,458	(1,013)	913,041
Other government securities	86,454	626	(99)	86,981	28,131	—	(519)	27,612
Other local institutions financial instruments
Time deposits in local banks	412,936	85	(59)	412,962	185,468	70	(37)	185,501
Mortgage finance bonds	40	1	—	41	50	—	—	50
Chilean financial institutions bonds	117,641	1,008	(66)	118,583	—	—	—	—
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	160,481	5,520	(74)	165,927	752,791	24,505	(7,603)	769,693
Other foreign financial instruments	697,663	18,965	(205)	716,423	329,196	5,741	(2,377)	332,560
Investments not quoted in active markets
Corporate bonds	—	—	—	—	4,924	5	(20)	4,909
Equity instruments
Unlisted securities	6,965	3,711	—	10,676	8,325	4,032	—	12,357
Totals	3,552,857	51,804	(5,771)	3,598,890	2,631,704	37,344	(11,894)	2,657,154

Schedule of Portfolio of Equity Instruments at Fair Value through Comprehensive Income

As of December 31, 2019 and 2018 the portfolio of equity investment instruments at fair value through comprehensive income are detail as follows:

	2019	2018
Unlisted securities	MCh$	MCh$
Domestic entities
Stock Exchanges	4,990	5,979

Foreign entities
A.C.H Colombia	989	799
Redeban Multicolor S.A.	634	539
Cámara de Compensación Divisas de Col. S.A.	270	229
Cámara de Riesgo Central de Contraparte S.A.	160	132
Servibanca - Tecnibanca (*)	—	1,818
Bolsa de Valores de Colombia	781	466
Credibanco	2,831	2,378
Others	21	17
Totals	10,676	12,357

Schedule of Amount Recognized in Profit and Loss and Other Comprehensive Income

For the years ended December 31, 2019 and 2018, the following gains and losses were recognized in profit or loss and other comprehensive income:

	2019	2018
	MCh$	MCh$
Dividends from equity investments held at FVOCI recognized in profit or loss	904	1,241
Related to investments derecognized during the period	35,489	13,765
Related to investments held at the end of the reporting period	—	—
Totals	35,489	13,765